Trade and other payables	6 Months Ended
Dec. 31, 2024
Trade and other payables
Trade and other payables

25Trade and other payables

	31 December	30 June	31 December
	2024	2024	2023
	£’000	£’000	£’000
Trade payables	396,686	341,288	348,707
Other payables	11,587	9,734	10,274
Accrued expenses	56,279	52,257	49,139
Social security and other taxes	12,484	21,645	13,472
	477,036	424,924	421,592
Less: non-current portion
Trade payables	178,853	175,835	189,693
Other payables	585	59	198
Non-current trade and other payables	179,438	175,894	189,891
Current trade and other payables	297,598	249,030	231,701

Trade payables include transfer fees and other associated costs in relation to the acquisition of players’ registrations of £390,798,000 (30 June 2024: £331,418,000; 31 December 2023: £338,978,000) of which £178,853,000 (30 June 2024: £175,835,000; 31 December 2023: £189,693,000) is due after more than one year. Of the amount due after more than one year, £117,299,000 (30 June 2024: £106,636,000; 31 December 2023: £108,752,000) is expected to be paid between 1 and 2 years and the balance of £61,554,000 (30 June 2024: £69,199,000; 31 December 2023: £80,941,000) is expected to be paid between 2 and 5 years.

Gross contractual trade payables pre discounting as at 31 December 2024 were £426,736,000 (30 June 2024: £362,230,000; 31 December 2023: £378,560,000). The gross contractual value of other payables is not materially different to their carrying amount.